GOF P-3 05/14

SUPPLEMENT DATED MAY 1, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Growth Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Small Cap Growth Fund

Franklin International Growth Fund

Franklin Large Cap Equity Fund

Franklin Templeton Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Asian Growth Fund

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Constrained Bond Fund

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The Prospectus is amended as follows:

I. For the Franklin Global Real Estate Fund, the Fund Summary “Portfolio Managers” section beginning on page 9 is revised as follows:

Portfolio Managers

WILSON MAGEE   Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2010.

DANIEL PETTERSSON   Portfolio Manager and Research Analyst of FT Institutional and portfolio manager of the Fund since May 2014.

II. For the Franklin Global Real Estate Fund, the portfolio management team in “Fund Details - Management” section beginning on page 18 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

WILSON MAGEE   Portfolio Manager of FT Institutional

Mr. Magee assumed the duties of lead portfolio manager of the Fund in 2010. He joined Franklin Templeton Investments in 2010. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was President and portfolio manager of Colony Investment Management. He previously was a portfolio manager at Goldman Sachs Asset Management and Grantham Mayo Van Otterloo (GMO) and an investor at AEW.

DANIEL PETTERSSON   Portfolio Manager and Research Analyst of FT Institutional

Mr. Pettersson has been a portfolio manager of the Fund since May 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton in 2006, Mr. Pettersson's real estate experience included his work at JM AB, a Swedish real estate developer located in Stockholm and a public company listed on the Nordic Stock Exchange.

III. For the Franklin Global Listed Infrastructure Fund, the Fund Summary “Portfolio Managers” section on page 8 is revised as follows:

Portfolio Managers

WILSON MAGEE   Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2013).

IV. For the Franklin Global Listed Infrastructure Fund, the portfolio management team in “Fund Details - Management” section beginning on page 22 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in domestic and foreign infrastructure-related company securities. The portfolio managers of the team are as follows:

WILSON MAGEE   Portfolio Manager of FT Institutional

Mr. Magee has been the lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was President and portfolio manager of Colony Investment Management. He previously was a portfolio manager at Goldman Sachs Asset Management and Grantham Mayo Van Otterloo (GMO) and an investor at AEW.

V. For the Franklin Real Estate Securities Fund, the Fund Summary “Portfolio Managers” section beginning on page 7 is revised as follows:

Portfolio Managers

WILSON MAGEE   Portfolio Manager of FT Institutional and portfolio manager of the Fund since 2010.

DANIEL SCHER  Portfolio Manager and Research Analyst of FT Institutional and portfolio manager of the Fund since May 2014.

MURAT SENSOY, CFA   Portfolio Manager and Research Analyst of FT Institutional and portfolio manager of the Fund since May 2014.

VI. For the Franklin Real Estate Securities Fund, the portfolio management team in “Fund Details - Management” section beginning on page 14 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies operating in the real estate industry. The portfolio managers of the team are as follows:

WILSON MAGEE   Portfolio Manager of FT Institutional

Mr. Magee assumed the duties of lead portfolio manager of the Fund in 2010. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was President and portfolio manager of Colony Investment Management. He previously was a portfolio manager at Goldman Sachs Asset Management and Grantham Mayo Van Otterloo (GMO) and an investor at AEW.

DANIEL SCHER   Portfolio Manager and Research Analyst of FT Institutional

Mr. Scher has been a portfolio manager of the Fund since May 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2002. Prior to joining the Global Real Estate Securities team in 2007, Mr. Scher had spent over four years performing business development, marketing and client service functions for Franklin Templeton Institutional in Melbourne, Australia. Prior to joining Franklin Templeton in 2002, Mr. Scher worked for the asset management division of the Australia and New Zealand Banking Group (ANZ) providing investment support and research to the institutional funds management distribution team. He was also with Ernst & Young in their international taxation division as a graduate economist.

MURAT SENSOY, CFA   Portfolio Manager and Research Analyst of FT Institutional

Mr. Sensoy has been a portfolio manager of the Fund since May 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2012. Prior to joining the Franklin Templeton Investments, he was a senior investment analyst at UBS Global Asset Management where he was a member of the global real estate securities investment team. He was a senior securities analyst assistant portfolio manager at The Tuckerman Group, State Street Global Advisors' real estate investment management and advisory arm. He also worked as an international credit risk officer at State Street Bank.

VII. For the Franklin All Cap Value Fund, the Fund Summary “Portfolio Managers” section beginning on page 8 is revised as follows:

Portfolio Managers

STEVEN B. RAINERI   Portfolio Manager of Advisory Services and portfolio manager of the Fund since inception (2007).

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (2007).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2007).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2007).

VIII. For the Franklin Balance Sheet Investment Fund, the Fund Summary “Portfolio Managers” section beginning on page 16 is revised as follows:

Portfolio Managers

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1990).

GRACE HOEFIG   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2012.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since 1996.

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1990).

IX. For the Franklin Large Cap Value Fund, the Fund Summary “Portfolio Managers” section beginning on page 23 is revised as follows:

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2000).

JAKOV STIPANOV   Portfolio Manager of Advisory Services and portfolio manager of the Fund since May 2014.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (2000).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2000).

X. For the Franklin MicroCap Value Fund, the Fund Summary “Portfolio Managers” section beginning on page 30 is revised as follows:

Portfolio Managers

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1995).

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since 1996.

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1995).

XI. For the Franklin MidCap Value Fund, the Fund Summary “Portfolio Managers” section on page 38 is revised as follows:

Portfolio Managers

SAMUEL R. KERNER, CFA   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2005.

JAKOV STIPANOV   Portfolio Manager of Advisory Services and portfolio manager of the Fund since May 2014.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (2005).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2005).

XII. For the Franklin Small Cap Value Fund, the Fund Summary “Portfolio Managers” section on page 46 is revised as follows:

Portfolio Managers

STEVEN B. RAINERI   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2012.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (1996).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1996).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1996).

XIII. For the Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund, Franklin MidCap Value Fund and Franklin Small Cap Value Fund, the portfolio management teams in “Fund Details - Management” section beginning on page 74 is revised as follows:

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager. Together, Advisory Services and its affiliates manage as of January 31, 2014, over $857 billion in assets, and have been in the investment management business since 1947.

The investment manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for the Fund. As a "bottom-up" investor concentrating primarily on individual securities, the investment manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value or cash flow. The investment manager seeks bargains among the "under researched and unloved," out of favor companies that offer, in the investment manager's opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the investment manager's opinion, and companies that are or may be potential turnaround candidates or takeover targets.

Each Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of particular Funds and operate as a team to develop ideas and implement investment strategy for all of the Funds. The portfolio managers of the team are as follows:

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of All Cap Value Fund, Large Cap Value Fund and Small Cap Value Fund since inception and lead portfolio manager of Balance Sheet Fund and MicroCap Value Fund since inception. He joined Franklin Templeton Investments in 1988.

GRACE HOEFIG   Portfolio Manager of Advisory Services

Ms. Hoefig has been a co-lead portfolio manager of the Balance Sheet Fund since 2012. She joined Franklin Templeton Investments in 2008.

SAMUEL R. KERNER, CFA   Portfolio Manager of Advisory Services

Mr. Kerner has been a portfolio manager of the MidCap Value Fund since 2005 and assumed the duties of lead portfolio manager of the MidCap Value Fund in 2006. He joined Franklin Templeton Investments in 1996.

WILLIAM J. LIPPMAN   President of Advisory Services

Mr. Lippman has been President and a portfolio manager of each Fund since inception. He joined Franklin Templeton Investments in 1988.

STEVEN B. RAINERI   Portfolio Manager of Advisory Services

Mr. Raineri has been a lead portfolio manager of the All Cap Value Fund since inception and a lead portfolio manager of the Small Cap Value Fund since 2012. He joined Franklin Templeton Investments in 2005.

JAKOV STIPANOV   Portfolio Manager of Advisory Services

Mr. Stipanov has been a portfolio manager of the MidCap Value Fund and Large Cap Value Fund since May 2014. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments he served as an equity analyst with Systematic Financial where he conducted company-specific research spanning the market capitalization spectrum. He was a portfolio assistant with Scudder, Stevens and Clark and an analyst with Stein Roe Farnham, where he conducted fundamental research coverage on the technology sector.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services

Mr. Taylor has been a portfolio manager of the All Cap Value Fund, Large Cap Value Fund, MidCap Value Fund and Small Cap Value Fund since inception and of the Balance Sheet Fund and MicroCap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The following individuals are jointly responsible for the day-to-day management of the Funds:

All Cap Value Fund

Steven B. Raineri.   Mr. Raineri has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Bruce C. Baughman.   Mr. Baughman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Balance Sheet Fund

Bruce C. Baughman and Grace Hoefig.   As co-lead portfolio managers, Mr. Baughman and Ms. Hoefig have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Large Cap Value Fund

William J. Lippman.   Mr. Lippman has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Jakov Stipanov.   Mr. Stipanov is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Bruce C. Baughman.   Mr. Baughman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

MicroCap Value Fund

Bruce C. Baughman.   Mr. Baughman has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

MidCap Value Fund

Samuel R. Kerner.   Mr. Kerner has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Jakov Stipanov.   Mr. Stipanov is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Small Cap Value Fund

Steven B. Raineri.  Mr. Raineri has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

Bruce C. Baughman.   Mr. Baughman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing support to the lead portfolio manager(s) as needed.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

XIV. For all Funds offering Class R6 shares, effective May 1, 2014, the “Your Account – Choosing a Share Class - Qualified Investors - Class R6” section is revised as follows:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively “institutional investors”) when purchasing directly from a Fund.  The minimum initial investment for institutional investors is $1,000,000 per Fund.

•   Other Franklin Templeton funds and funds for which Franklin Templeton investment managers provide advisory or subadvisory services.

XV. For all Funds, the “Your Account – Buying Shares - By Phone/Online” section lead-in is revised as follows:

By Phone/Online

(800) 632‑2301

franklintempleton.com

Note: certain account types are not available for online account access.

Please keep this supplement with your prospectus for future reference.